SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details) - USD ($)	9 Months Ended		24 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charges	$ 0	$ 0	$ 0